Basis of preparation - Additional Information (Details) € in Millions		6 Months Ended
		Sep. 30, 2022 EUR (€)	Sep. 30, 2022 ₺ / €	Sep. 30, 2022 Ft / €	Mar. 31, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)
Basis of Preparation
Cash and cash equivalents	[1]	€ 6,851			€ 7,371	€ 5,650	€ 5,790
Revolving credit facilities undrawn		8,100
Equity		€ 57,737			56,977	€ 58,047	€ 57,816
Exchange rate			18.16	423.0
Adoption of IAS 29
Basis of Preparation
Equity	[2]				565
Opening balance after adjustment, cumulative effect at date of initial application [member]
Basis of Preparation
Equity					57,542
Turky
Basis of Preparation
Price index movements		0.24
Turky | Adoption of IAS 29
Basis of Preparation
Equity					€ 565

[1]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €7,072 million (€5,824 million as at 30 September 2021), together with overdrafts of €226 million (€174 million as at 30 September 2021) and €5 million (€nil as at 30 September 2021) of cash and cash equivalents included within assets held for sale.
[2]	This opening balance adjustment relates to the adoption of hyperinflationary accounting in Turkey. See Note 1 ‘Basis of preparation’ for more information.